Restatement - Unaudited Consolidated Statements of Changes in Equity (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2016	Jun. 30, 2015
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance		$ 1,916,179	$ 2,237,423
Net (loss) income		(158,983)	52,602
Dividends		(9,237)	(80,892)
Exercise of share options			23
Grant of share options		3,095	3,231
Forfeiture of share options			(188)
Cancellation of share options			787
Other comprehensive income (loss)		1,092	(997)
Ending balance		1,743,932	2,211,989
Previously Reported
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income			24,390
Other comprehensive income (loss)			(24,418)
Adjustment
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income			28,212
Other comprehensive income (loss)			23,421
Share Capital
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance		93,547	93,415
Exercise of share options			8
Ending balance		93,547	93,423
Treasury Shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance		(12,269)	0
Ending balance		(20,483)	0
Additional Paid-in Capital
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance		1,317,806	1,307,087
Exercise of share options			15
Grant of share options		3,095	3,231
Forfeiture of share options			(188)
Cancellation of share options			787
Ending balance		1,320,901	1,310,932
Contributed Surplus
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	[1]	200,000	200,000
Ending balance	[1]	200,000	200,000
Accumulated Other Comprehensive (Loss) Income
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance		(12,592)	(6,579)
Other comprehensive income (loss)		1,092	(997)
Ending balance		(11,500)	(7,576)
Accumulated Other Comprehensive (Loss) Income | Previously Reported
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance			5,171
Other comprehensive income (loss)			(24,418)
Ending balance			(19,247)
Accumulated Other Comprehensive (Loss) Income | Adjustment
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance			(11,750)
Other comprehensive income (loss)			23,421
Ending balance			11,671
Accumulated Retained Earnings
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance		308,874	641,845
Net (loss) income		(171,212)	47,567
Dividends		(9,237)	(80,892)
Ending balance		128,425	608,520
Accumulated Retained Earnings | Previously Reported
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance			675,179
Net (loss) income			19,355
Dividends			(80,892)
Ending balance			613,642
Accumulated Retained Earnings | Adjustment
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance			(33,334)
Net (loss) income			28,212
Dividends			0
Ending balance			(5,122)
Total before Non-controlling Interest
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance		1,895,366	2,235,768
Net (loss) income		(171,212)	47,567
Dividends		(9,237)	(80,892)
Exercise of share options			23
Grant of share options		3,095	3,231
Forfeiture of share options			(188)
Cancellation of share options			787
Other comprehensive income (loss)		1,092	(997)
Ending balance		1,710,890	2,205,299
Non-controlling Interest
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance		20,813	1,655
Net (loss) income		12,229	5,035
Ending balance		$ 33,042	$ 6,690

[1]	Contributed Surplus is 'capital' that can be returned to shareholders without the need to reduce share capital, thereby giving Golar greater flexibility when it comes to declaring dividends.